Offerings - Offering: 1	Aug. 02, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	3,000,000	[1],[2]
Proposed Maximum Offering Price per Unit	69.89	[3]
Maximum Aggregate Offering Price	$ 209,670,000	[3]
Fee Rate	0.01476%
Amount of Registration Fee	$ 30,947.29
Offering Note
(1)
Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form
S-8
(the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”) of Mueller Industries, Inc. (the “Registrant”) that become issuable under the Mueller Industries, Inc. 2024 Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.

(2)	Represents the 3,000,000 Common Shares of the Company reserved and available for issuance under the Plan.

(3)
Estimated solely for calculating the amount of the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock on the New York Stock Exchange on July 29, 2024, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act of 1933, as amended.

[1]	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) to which this exhibit relates shall also cover any additional shares of common stock, par value $0.01 per share (“Common Stock”) of Mueller Industries, Inc. (the “Registrant”) that become issuable under the Mueller Industries, Inc. 2024 Incentive Plan (the “Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction.
[2]	Represents the 3,000,000 Common Shares of the Company reserved and available for issuance under the Plan.
[3]	Estimated solely for calculating the amount of the registration fee on the basis of the average of the high and low prices of the Registrant’s common stock on the New York Stock Exchange on July 29, 2024, pursuant to paragraphs (c) and (h) of Rule 457 under the Securities Act of 1933, as amended.